Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of component of income tax expense (benefit)

	December 31, 2021	December 31, 2020	December 31, 2019
Current tax expense (benefit)
Current period	$51	$-	$47

Deferred tax expense (benefit)
Current period	160	2,096	(350)
Prior period tax adjustments	(388)	(27)	188
Total income tax expense (benefit)	$(177)	$2,069	$(115)

Schedule of reconciliation of income taxes

The actual income tax provision differs from the expected amount calculated by applying the Canadian parent corporate tax rate to income before tax. These differences result from the following:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before tax	$(11,443)	$(2,312)	$(12,469)
Statutory income tax rate	25%	25%	25%
Expected income tax (benefit)	$(2,861)	$(578)	$(3,117)
Increase (decrease) resulting from:
Non-taxable items	6,415	2,005	118
Change in unrecognized deferred tax assets	(1,234)	534	1,335
Tax rate changes, tax rate differences	(2,109)	135	1,361
Prior period tax adjustments	(388)	(27)	188
Total income tax expense (benefit)	$(177)	$2,069	$(115)

Schedule of components of deferred tax assets and liabilities

(b) Components of deferred tax assets and liabilities

Deferred tax assets are attributable to the following:

	December 31, 2021	December 31, 2020

Property, plant and equipment	$615	$869
Mineral properties	374	-
Loss carryforwards	1,000	793
Other	2,489	2,898
Deferred tax assets	4,478	4,560

Deferred tax liabilities are attributable to the following:

	December 31, 2021	December 31, 2020

Property, plant and equipment	$(5,678)	$(5,552)
Mineral properties	(2,374)	(1,741)
Long-term debt	-	(322)
Other	(221)	(968)
Deferred tax liabilities	(8,273)	(8,583)
Set-off of deferred tax assets	4,478	4,560
Net deferred tax liability	$(3,795)	$(4,023)

Schedule of movement of deferred tax assets and liabilities

(c) Movement of deferred tax assets and liabilities

	Balance December 31, 2020	Recognized in net income (loss)	Balance December 31, 2021

Property, plant and equipment	$869	$(254)	$615
Mineral properties	-	374	374
Loss carryforwards	793	207	1,000
Other	2,898	(409)	2,489
Property, plant and equipment	(5,552)	(126)	(5,678)
Mineral properties	(1,741)	(633)	(2,374)
Long-term debt	(322)	322	-
Other	(968)	747	(221)
	$(4,023)	$228	$(3,795)

	Balance December 31, 2019	Recognized in net income (loss)	Balance December 31, 2020

Property, plant and equipment	$786	$83	$869
Loss carryforwards	2,385	(1,592)	793
Other	1,428	1,470	2,898
Property, plant and equipment	(4,263)	(1,289)	(5,552)
Mineral properties	(1,741)	-	(1,741)
Long-term debt	(322)	-	(322)
Other	(227)	(741)	(968)
	$(1,954)	$(2,069)	$(4,023)

Schedule of loss carryforwards

Deferred tax assets have not been recognized in respect of the following items:

	December 31, 2021	December 31, 2020

Deductible temporary differences	119,456	103,894
Tax losses	27,663	24,204
	147,119	128,098